General and Administrative (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation	$ 21,325	$ 20,467	$ 22,102
General and Administrative expenses	38,099	29,727	29,897
General and Administrative
Salaries	17,616	13,112	13,401
Depreciation	2,312	681	580
Office Expenses	18,171	15,934	15,916
General and Administrative expenses	$ 38,099	$ 29,727	$ 29,897